Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000007060 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 57,799,000,000
Holdings Count | Holding	2,723
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

C000046843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[2]
Net Assets	$ 57,799,000,000
Holdings Count | Holding	2,723
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

C000007061 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[3]
Net Assets	$ 57,799,000,000
Holdings Count | Holding	2,723
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

C000105310 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[4]
Net Assets	$ 57,799,000,000
Holdings Count | Holding	2,723
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

C000105311 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Net Assets	$ 57,799,000,000
Holdings Count | Holding	2,723
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

C000075027 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Investor Shares
Trading Symbol	VTBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[6]
Net Assets	$ 290,795,000,000
Holdings Count | Holding	16,259
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$290,795
Number of Portfolio Holdings	16,259
Portfolio Turnover Rate	38%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	26.0%
Sovereign Bonds	3.5%
Taxable Municipal Bonds	0.6%
U.S. Government and Agency Obligations	67.0%
Other Assets and Liabilities—Net	0.7%

C000075028 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[7]
Net Assets	$ 290,795,000,000
Holdings Count | Holding	16,259
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$290,795
Number of Portfolio Holdings	16,259
Portfolio Turnover Rate	38%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	26.0%
Sovereign Bonds	3.5%
Taxable Municipal Bonds	0.6%
U.S. Government and Agency Obligations	67.0%
Other Assets and Liabilities—Net	0.7%

C000007057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[8]
Net Assets	$ 39,136,000,000
Holdings Count | Holding	2,271
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

C000046841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[9]
Net Assets	$ 39,136,000,000
Holdings Count | Holding	2,271
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

C000007058 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[10]
Net Assets	$ 39,136,000,000
Holdings Count | Holding	2,271
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

C000024520 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[11]
Net Assets	$ 39,136,000,000
Holdings Count | Holding	2,271
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

C000105308 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[12]
Net Assets	$ 39,136,000,000
Holdings Count | Holding	2,271
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

C000046842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[13]
Net Assets	$ 8,351,000,000
Holdings Count | Holding	3,093
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

C000209800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[14]
Net Assets	$ 8,351,000,000
Holdings Count | Holding	3,093
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

C000024522 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[15]
Net Assets	$ 8,351,000,000
Holdings Count | Holding	3,093
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

C000105309 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[16]
Net Assets	$ 8,351,000,000
Holdings Count | Holding	3,093
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

C000054349 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Investor Shares
Trading Symbol	VIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[17]
Net Assets	$ 27,035,000,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

C000054350 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[18]
Net Assets	$ 27,035,000,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

C000054351 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	VIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[19]
Net Assets	$ 27,035,000,000
Holdings Count | Holding	56
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

C000007062 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Investor Shares
Trading Symbol	VBMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[20]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

C000046844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	ETF Shares
Trading Symbol	BND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[21]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

C000007063 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[22]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

C000007064 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.035%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.035%	[23]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

C000081425 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[24]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

C000170279 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$—	0.01%[1]
[1]	Annualized.

Expenses Paid, Amount
Expense Ratio, Percent	0.01%	[25]
Net Assets	$ 320,057,000,000
Holdings Count | Holding	17,763
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.